Trade and Other Receivables - Summary of Detailed Information about Trade and Other Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other current receivables [abstract]
Trade receivables	$ 986,783	$ 570,609
Other receivables	69,240	27,264
Trade and other receivables	$ 1,056,023	$ 597,873	[1]

[1]	Recasted for change in accounting policy (see note 10)